Goldman Sachs Short Duration Bond Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Short Duration Bond Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 222
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	1,139
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,829
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	611
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	704
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,297
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	$ 599